Commitments And Contingencies (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies [Line Items]
Retention limits per life	$ 2.0
Percentage of insurance ceded on total life insurance in force	0.50%
Percentage of insurance ceded on premium income	0.30%
Life reinsurance assumed rate on life insurance in force	3.00%
Reinsurance assumed ratio on premium income	1.20%
Rental expense for operating leases	4.8	4.9	4.9
Future minimum rental commitments in 2012	2.7
Future minimum rental commitments in 2013	2.4
Future minimum rental commitments in 2014	2.0
Future minimum rental commitments in 2015	2.0
Future minimum rental commitments in 2016	1.4
Future minimum rental commitments in aggregate	13.2
Investment in low-income housing interests	293	283
Purchase commitments under low income housing program		109
Purchase commitments under low income housing program 2012		85
Purchase commitments under low income housing program 2013		21
Purchase commitments under low income housing program 2014		2
Purchase commitments under low income housing program thereafter		1
Par value of investment in fixed maturities rated below investment grade	787
Amortized cost of investment in fixed maturities rated below investment grade	701
Fair value of investment in fixed maturities rated below investment grade	579
Percentage of invested assets rated below investment grade	5.00%
Letters of credit facility expiration date	2015
Letters of credit maximum borrowing capacity	250
Leases Commenced In 2003 [Member]
Commitments and Contingencies [Line Items]
Lease term in years	10
Leases Commenced In 2009 [Member]
Commitments and Contingencies [Line Items]
Lease term in years	10
Lease [Member] | Guarantees [Member]
Commitments and Contingencies [Line Items]
Maximum guarantee	8
Trust Preferred Securities [Member]
Commitments and Contingencies [Line Items]
Maximum guarantee	120
Letters of Credit [Member] | Guarantees [Member]
Commitments and Contingencies [Line Items]
Maximum guarantee	$ 198
Texas [Member]
Commitments and Contingencies [Line Items]
State and municipal government securities at fair value invested by state	34.00%
Ohio [Member]
Commitments and Contingencies [Line Items]
State and municipal government securities at fair value invested by state	8.00%
Washington [Member]
Commitments and Contingencies [Line Items]
State and municipal government securities at fair value invested by state	7.00%
Alabama [Member]
Commitments and Contingencies [Line Items]
State and municipal government securities at fair value invested by state	5.00%